INCOME TAXES (Schedule of components of the income tax provision) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Line Items]
Total current income tax expense	$ 2,866,688	$ 4,344,395	$ 2,366,046
Total deferred income tax recovery	(56,920)	590,072	602,087
Total income tax expense	2,809,768	4,934,467	2,968,133
Canadian [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	0	0	0
Total deferred income tax recovery	0	0	0
US Federal and State [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	2,866,688	4,344,395	2,366,046
Total deferred income tax recovery	$ (56,920)	$ 590,072	$ 602,087